Finance Income (Expenses), Net (Details) - Schedule of Finance Income (Expense), Net - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Finance Income (Expense), Net [Abstract]
Interest income on short-term deposits and other	$ 1,770	$ 1,047	$ 101
Bank fees and interest expenses	(13)	(12)	(13)
Changes in provision for royalties	94	37	22
Exchange rate differences	(188)	(25)	(43)
Changes in fair value of derivatives	56	(121)	52
Total financing income, net	$ 1,719	$ 926	$ 119